Eaton Vance Parametric Structured Emerging Markets Fund

EATON VANCE PARAMETRIC STRUCTURED EMERGING MARKETS FUND
Supplement to Summary Prospectus dated June 1, 2012

The following amendments to the Summary Prospectus are effective March 1, 2013.

1.  The Summary Prospectus is amended to reflect the following:

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The name of the Fund is changed to Parametric Emerging Markets Fund;

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Class A and Class I shares of the Fund are renamed Investor Class and Institutional Class, respectively;

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The front-end sales charge payable upon purchase of Investor Class shares of the Fund is eliminated;

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The minimum initial purchase of Institutional Class shares of the Fund is changed to $50,000 (waived in certain circumstances); and

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Class C shares of the Fund are no longer available for purchase, except by: (1) existing shareholders (including shares acquired through the reinvestment of dividends and distributions); or (2) qualified retirement plans.

2.  The following replaces the “Shareholder Fees” and “Example” tables under “Fees and Expenses of the Fund”:

Shareholder Fees (fees paid directly from your investment)	Investor Class	Class C	Institutional Class
Maximum Sales Charge (Load) (as a percentage of offering price)	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of net asset value at purchase or redemption)	None	1.00%	None

	Expenses with Redemption				Expenses without Redemption
	1 Year	3 Years	5 Years	10 Years	1 Year	3 Years	5 Years	10 Years
Investor Class shares	$148	$459	$792	$1,735	$148	$459	$792	$1,735
Class C shares	$322	$685	$1,175	$2,524	$222	$685	$1,175	$2,524
Institutional Class shares	$122	$381	$660	$1,455	$122	$381	$660	$1,455

3.  The following replaces the paragraph under “Purchase and Sale of Fund Shares”:

You may purchase, redeem or exchange Fund shares on any business day, which is any day the New York Stock Exchange is open for business. You may purchase, redeem or exchange Fund shares either through your financial intermediary or directly from the Fund either by writing to the Fund, P.O. Box 9653, Providence, RI 02940-9653, or by calling 1-800-260-0761. The minimum initial purchase or exchange into the Fund is $1,000 for Investor Class and $50,000 for Institutional Class (waived in certain circumstances). There is no minimum for subsequent investments.

February 14, 2013	6626-2/13 SEMSPS

Shareholder Fees Eaton Vance Parametric Structured Emerging Markets Fund	Investor Class	Class C	Institutional Class
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	none	none	none
Maximum Deferred Sales Charge (as a percentage)	none	1.00%	none

Expense Example Eaton Vance Parametric Structured Emerging Markets Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Investor Class	148	459	792	1,735
Class C	322	685	1,175	2,524
Institutional Class	122	381	660	1,455

Expense Example, No Redemption Eaton Vance Parametric Structured Emerging Markets Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Investor Class	148	459	792	1,735
Class C	222	685	1,175	2,524
Institutional Class	122	381	660	1,455